Share-based Payments - Schedule of Award Activity Related to Other Awards (Details)	12 Months Ended
	Mar. 31, 2022 shares ¥ / shares	Mar. 31, 2021 shares ¥ / shares	Mar. 31, 2020 shares ¥ / shares
Phantom stock appreciation rights (PSARs)
Number of shares
As of beginning of the year (in shares)	2,270,439	2,686,749	4,175,347
Exercised (in shares)	0	0	(17,737)
Forfeited/expired after vesting (in shares)	(799,344)	(416,310)	(1,470,861)
As of end of the year (in shares)	1,471,095	2,270,439	2,686,749
Weighted average exercise price (JPY)
As of beginning of the year (in JPY per share) | ¥ / shares	¥ 4,997	¥ 4,873	¥ 4,849
Exercised (in JPY per share) | ¥ / shares	0	0	4,284
Forfeited/expired after vesting (in JPY per share) | ¥ / shares	5,134	4,641	4,562
As of end of the year (in JPY per share) | ¥ / shares	¥ 5,481	¥ 4,997	¥ 4,873
Restricted stock units (RSUs)
Number of shares
As of beginning of the year (in shares)	778,451	1,439,536	401,153
Granted (in shares)	0	23,541	1,403,045
Forfeited before vesting (in shares)	(62,649)	(155,551)	(188,383)
Settled (in shares)	(398,068)	(529,075)	(176,279)
As of end of the year (in shares)	317,734	778,451	1,439,536
Liability-settled long-term incentive plan (LTIP)
Number of shares
As of beginning of the year (in shares)	262,994	0
Granted (in shares)	153,604	286,316
Forfeited before vesting (in shares)	(25,682)	(29,478)
Settled (in shares)	(120,240)	(59,690)
Transfer to liability-settled LTIP (in shares)	25,964	65,846
As of end of the year (in shares)	296,640	262,994	0